Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan discloses fair value measurements pursuant to a framework for measuring fair value in accordance with GAAP.  The Plan follows a fair value hierarchy that prioritizes the inputs used to determine fair value and requires the Plan to classify assets and liabilities carried at fair value based on the observability of these inputs.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are:
Level 1 - Inputs are quoted prices (unadjusted) in active markets for identical instruments as of the reporting date.  Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs are observable.

Level 3 - Quoted market prices are not available.  Fair value is derived from valuation techniques in which one or more significant inputs or assumptions are unobservable.  The fair values are therefore determined using model-based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.  As of both December 31, 2025 and 2024, the Plan did not have any assets categorized as Level 3.

Uncategorized - Investments that are measured at net asset value (NAV) as a practical expedient are not categorized within the fair value hierarchy. NAV is determined by dividing the fund's net assets at fair value by its units outstanding at the valuation dates.

The following tables summarize the fair values and levels within the fair value hierarchy:

Fair Value Measurements as of December 31, 2025
(Thousands of Dollars)	Level 1	Level 2	Uncategorized	Total
Investments at Fair Value
Common Collective Trusts	$—	$—	$2,709,815	$2,709,815
Eversource Common Shares Fund	585,652	—	—	585,652
ESOP Allocated Eversource Energy Common Shares	15,764	—	—	15,764
Registered Investment Companies	281,168	—	—	281,168
Investments Held by Brokerage Link	269,639	13,218	—	282,857
Separately Managed Account	78,021	—	—	78,021
Cash and Cash Equivalents	60,667	—	—	60,667
Total Investments at Fair Value	$1,290,911	$13,218	$2,709,815	$4,013,944

Fair Value Measurements as of December 31, 2024
(Thousands of Dollars)	Level 1	Level 2	Uncategorized	Total
Investments at Fair Value
Common Collective Trusts	$—	$—	$2,334,587	$2,334,587
Eversource Common Shares Fund	508,278	—	—	508,278
ESOP Allocated Eversource Energy Common Shares	14,698	—	—	14,698
Registered Investment Companies	286,174	—	—	286,174
Investments Held by Brokerage Link	233,554	12,448	—	246,002
Separately Managed Account	93,636	—	—	93,636
Cash and Cash Equivalents	45,726	—	—	45,726
Total Investments at Fair Value	$1,182,066	$12,448	$2,334,587	$3,529,101

The fair value of the Eversource Common Shares Fund is based on the closing quoted active market price of the common stock.  The fair value of the ESOP allocated Eversource Energy common shares and certain investments in the Brokerage Link assets, including common stock and exchange-traded funds, are determined by quoted active market prices where available. The fair value of certain investments in registered investment companies and of common stock held in the Separately Managed Account represent the value of such shares as of the close of business at the end of the period based on quoted active market prices of the underlying investments. These investments and cash and cash equivalents have all been categorized as Level 1.

Preferred stock, corporate and government bonds in the Brokerage Link are valued based on quoted prices in non-active markets. Certificates of deposit in the Brokerage Link are valued at the balance reported by the issuing bank.  These investments have been categorized as Level 2. In 2024, the Intermediate Bond Fund holdings were replaced by a lower cost common collective trust. For further information, see "Transfers Between Levels," below.

Investments in common collective trusts are recorded at NAV provided by the asset manager, which is based on the market prices of underlying equity and debt securities. These investments are classified as Uncategorized in the table above.

Investment in Contract Held by Insurance Company is stated at contract value in accordance with Accounting Standards Update (ASU) 2015-12, Plan Accounting – Defined Benefit Pension Plans (Topic 960), Defined Contribution Pension Plans (Topic 962), Health and Welfare Benefit Plans (Topic 965), and is therefore not included as an investment measured at fair value in the tables above.

Transfers Between Levels — Changes in the Plan's investment portfolio may require a transfer from one fair value level to another within the fair value hierarchy and the availability of observable market data is monitored to assess the appropriate classification of investments. The Plan’s policy is to recognize transfers between levels at the actual date of the event or change in circumstances that caused the transfer. The significance of transfers are evaluated between levels based upon the nature of the investment and size of the transfer relative to total net assets available for benefits. For the year ended 2025, there were no transfers between levels. In 2024, the Intermediate Bond Fund's investment strategy was restructured to transition from direct holdings in government bonds and corporate debt instruments to participation in a common collective trust, which is fair valued at NAV. As a result, the Intermediate Bond Fund was reclassified from a Level 2 investment to Uncategorized.